STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Warrants to Purchase Common Stock) (Details)	Sep. 30, 2012
Stockholders Equity [Line Items]
Number of Shares To be Purchased	22,307,046
Warrant One [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,986,429
Warrant Exercise Price per Share	0.035
Warrant Expiration Date	Jun. 25, 2013
Warrant Two [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	397,825
Warrant Exercise Price per Share	0.0362
Warrant Expiration Date	Sep. 30, 2012
Warrant Three [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Aug. 16, 2015
Warrant Four [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Aug. 16, 2015
Warrant Five [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Aug. 16, 2015
Warrant Six [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Oct. 22, 2015
Warrant Seven [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Oct. 22, 2015
Warrant Eight [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Oct. 22, 2015
Warrant Nine [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	625,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Nov. 02, 2015
Warrant Ten [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	250,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Nov. 02, 2015
Warrant Eleven [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	208,334
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Nov. 02, 2015
Warrant Twelve [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Nov. 19, 2015
Warrant Thirteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Nov. 19, 2015
Warrant Fourteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Nov. 19, 2015
Warrant Fifteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125
Warrant Exercise Price per Share	1.25
Warrant Expiration Date	Oct. 24, 2016
Warrant Sixteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	5,000,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Feb. 15, 2016
Warrant Seventeen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	2,200,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Feb. 15, 2016
Warrant Eighteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,833,333
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Feb. 15, 2016
Warrant Nineteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667
Warrant Exercise Price per Share	0.175
Warrant Expiration Date	Feb. 10, 2017